CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME
Net revenues	¥ 3,027,573	$ 432,937	¥ 2,077,157	¥ 1,876,989
Cost of revenues	(1,762,477)	(252,031)	(1,192,572)	(1,215,611)
Gross Profit	1,265,096	180,906	884,585	661,378
Operating expenses:
Sales and marketing expenses	(191,990)	(27,454)	(193,032)	(148,798)
General and administrative expenses	(288,828)	(41,302)	(316,913)	(320,144)
Research and development expenses	(796,940)	(113,961)	(855,641)	(790,547)
Other operating income, net	181,415	25,942	276,093	26,520
Total operating expenses	(1,096,343)	(156,775)	(1,089,493)	(1,232,969)
(Loss) income from operations	168,753	24,131	(204,908)	(571,591)
Interest income	130,237	18,624	104,401	99,813
Interest expenses	(18,923)	(2,706)	(12,827)	(3,069)
Foreign exchange (loss) gain, net	2,156	308	14,577	(452)
Other income (loss), net	184,566	26,393	(2,476)	34
Net (loss) income before income tax and share of loss in equity method investments	466,789	66,750	(101,233)	(475,265)
Income tax expense	(30,835)	(4,409)	(1,130)	(658)
Share of loss in equity method investment	(74)	(11)	(13)	(45)
Net (loss) income	435,880	62,330	(102,376)	(475,968)
Net (loss) income attributable to ordinary shareholders of the Company	¥ 435,880	$ 62,330	¥ (102,376)	¥ (475,968)
Net (loss) earnings per share:
Basic (amounts per share) | (per share)	¥ 3.13	$ 0.45	¥ (0.79)	¥ (3.81)
Diluted (amounts per share) | (per share)	¥ 2.98	$ 0.43	¥ (0.79)	¥ (3.81)
Weighted average shares used in calculating net (loss) earnings per share:
Basic (in shares)	139,145,475	139,145,475	129,188,125	124,783,013
Diluted (in shares)	146,437,135	146,437,135	129,188,125	124,783,013
Net Income (Loss)	¥ 435,880	$ 62,330	¥ (102,376)	¥ (475,968)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	(50,446)	(7,214)	18,535	42,048
Comprehensive (loss) income	¥ 385,434	$ 55,116	¥ (83,841)	¥ (433,920)